Plant and Equipment - Schedule of Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	RM 26,582,995
Balance at ending	25,914,234	$ 6,151,747	RM 26,582,995
Computer and Software [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	105,309
Balance at ending	102,904	24,428	105,309
Motor Vehicle [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	319,806
Balance at ending	615,746	146,171	319,806
Office Equipment [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	8,749
Balance at ending	4,827	1,146	8,749
Equipment and Tools [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	37,141
Balance at ending	67,894	16,117	37,141
Office Renovation [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	980,854
Balance at ending	872,627	207,152	980,854
Solar Asset Under Construction [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	470,396
Balance at ending	470,396	111,667	470,396
Plant and Machinery & Solar Asset Plant [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	24,476,209
Balance at ending	23,535,005	5,586,945	24,476,209
Forklift [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	12,811
Balance at ending	8,765	2,081	12,811
Capital Work-in-Progress [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	171,720
Balance at ending	236,070	56,040	171,720
Signboard [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning
Balance at ending
Cost [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	27,979,320		2,496,216
Addition	624,319		25,535,714
Written off			(52,610)
Balance at ending	28,603,639		27,979,320
Cost [Member] | Computer and Software [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	254,214		223,714
Addition	29,521		30,500
Written off
Balance at ending	283,735		254,214
Cost [Member] | Motor Vehicle [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	369,547		79,747
Addition	350,000		289,800
Written off
Balance at ending	719,547		369,547
Cost [Member] | Office Equipment [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	39,628		39,318
Addition			4,240
Written off			(3,930)
Balance at ending	39,628		39,628
Cost [Member] | Equipment and Tools [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	59,389		33,389
Addition	40,448		26,000
Written off
Balance at ending	99,837		59,389
Cost [Member] | Office Renovation [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	1,082,273		41,500
Addition			1,082,273
Written off			(41,500)
Balance at ending	1,082,273		1,082,273
Cost [Member] | Solar Asset Under Construction [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	470,396
Addition			470,396
Written off
Balance at ending	470,396		470,396
Cost [Member] | Plant and Machinery & Solar Asset Plant [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	25,486,353		2,025,568
Addition	140,000		23,460,785
Written off
Balance at ending	25,626,353		25,486,353
Cost [Member] | Forklift [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	45,800		45,800
Addition
Written off
Balance at ending	45,800		45,800
Cost [Member] | Capital Work-in-Progress [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	171,720
Addition	64,350		171,720
Written off
Balance at ending	236,070		171,720
Cost [Member] | Signboard [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning			7,180
Addition
Written off			(7,180)
Balance at ending
Accumulated Depreciation [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	1,396,325		834,667
Written off			(19,831)
Balance at ending	2,689,405		1,396,325
Depreciation charge during the year	1,293,080		581,489
Accumulated Depreciation [Member] | Computer and Software [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	148,905		83,649
Written off
Balance at ending	180,831		148,905
Depreciation charge during the year	31,926		65,256
Accumulated Depreciation [Member] | Motor Vehicle [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	49,741		30,063
Written off
Balance at ending	103,801		49,741
Depreciation charge during the year	54,060		19,678
Accumulated Depreciation [Member] | Office Equipment [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	30,879		21,329
Written off			(852)
Balance at ending	34,801		30,879
Depreciation charge during the year	3,922		10,402
Accumulated Depreciation [Member] | Equipment and Tools [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	22,248		12,204
Written off
Balance at ending	31,943		22,248
Depreciation charge during the year	9,695		10,044
Accumulated Depreciation [Member] | Office Renovation [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	101,419		9,604
Written off			(14,790)
Balance at ending	209,646		101,419
Depreciation charge during the year	108,227		106,605
Accumulated Depreciation [Member] | Plant and Machinery & Solar Asset Plant [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	1,010,144		649,337
Written off
Balance at ending	2,091,348		1,010,144
Depreciation charge during the year	1,081,204		360,807
Accumulated Depreciation [Member] | Forklift [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning	32,989		25,190
Written off
Balance at ending	37,035		32,989
Depreciation charge during the year	4,046		7,799
Accumulated Depreciation [Member] | Signboard [Member]
Plant and Equipment - Schedule of Plant and Equipment [Line Items]
Balance at beginning			3,291
Written off			(4,189)
Balance at ending
Depreciation charge during the year			RM 898